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                                                           FILE NUMBER 028-06458


                                    FORM 13 F

                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

          Report for the Calendar Year or Quarter Ended March 31, 2002

                       If amended report check here:_____

Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

7501 Wisconsin Avenue, Suite 1100, Bethesda, MD  20814-6523

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the 14th day of May, 2002.

                                              By: /s/ William M Lane
                                                 ------------------------
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

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March 31, 2002                           Form 13F - The Torray Corporation

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                 Item 1                  Item 2       Item 3           Item 4           Item 5


                                         Title         CUSIP          Fair Market         Total
Name of Issuer                          of Class       Number            Value           Shares
--------------                          --------       ------            -----           ------
Abbott Laboratories                      common       002824100       61,263,220       1,164,700
Agilent Technologies Inc.                common       00846U101       52,695,208       1,507,300
American Express Company                 common       025816109       45,150,208       1,102,300
American International Group             common       026874107       51,132,832         708,800
Automatic Data Processing Inc.           common       053015103       44,733,879         767,700
Bank of America Corporation              common       060505104       70,264,660       1,033,000
Bank One Corporation                     common       06423A103       51,932,540       1,243,000
Boston Scientific Corporation            common       101137107       63,854,050       2,545,000
Bristol-Myers Squibb Company             common       110122108       80,060,877       1,977,300
Carnival Corporation                     common       143658102       33,639,295       1,030,300
CarrAmerica Realty Corporation           common       144418100       40,986,909       1,304,900
Citigroup, Inc.                          common       172967101       26,263,279         530,357
Clear Channel Communications             common       184502102       80,384,676       1,563,600
Disney (Walt) Company                    common       254687106       48,387,220       2,096,500
Emerson Electric Company                 common       291011104       30,164,184         525,600
Gannett Company Inc.                     common       364730101       42,745,370         561,700
Hewlett-Packard Company                  common       428236103       36,498,930       2,034,500
Honeywell International Inc.             common       438516106       78,905,086       2,061,800
Hughes Electronics Corporation           common       370442832      101,470,180       6,168,400
Illinois Tool Works                      common       452308109      110,934,255       1,533,300
Interpublic Group of Companies           common       460690100       86,591,280       2,526,000
J.P. Morgan Chase & Company              common       46625H100       64,043,443       1,796,450
Johnson & Johnson                        common       478160104       41,184,795         634,100
Kimberly-Clark Corporation               common       494368103       54,997,755         850,700
Markel Corporation                       common       570535104       54,562,049         268,105
Merck & Co. Inc.                         common       589331107       56,117,468         974,600
Procter & Gamble Company                 common       742718109       51,864,813         575,700
Rockwell Collins                         common       774341101       31,305,586       1,241,300
Tribune Company                          common       896047107       92,792,952       2,041,200
United Technologies Corporation          common       913017109       99,472,520       1,340,600
                                                                   --------------
                                                                   1,784,399,518
                                                                   ==============

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                 Item 1                Item 6                          Item 7                     Item 8

                                                  Invest                                     Voting Authority
                                      ------------------------------                ------------ ----------------------
Name of Issuer                        (a)Sole   (b)Shared   (c)Other  Managers      (a) Sole     (b) Shared     (c)None
--------------                        -------   ---------   --------  --------      --------     ----------     -------
Abbott Laboratories                       X                             All        1,164,700
Agilent Technologies Inc.                 X                             All        1,507,300
American Express Company                  X                             All        1,102,300
American International Group              X                             All          708,800
Automatic Data Processing Inc.            X                             All          767,700
Bank of America Corporation               X                             All        1,033,000
Bank One Corporation                      X                             All        1,243,000
Boston Scientific Corporation             X                             All        2,545,000
Bristol-Myers Squibb Company              X                             All        1,977,300
Carnival Corporation                      X                             All        1,030,300
CarrAmerica Realty Corporation            X                             All        1,304,900
Citigroup, Inc.                           X                             All          530,357
Clear Channel Communications              X                             All        1,563,600
Disney (Walt) Company                     X                             All        2,096,500
Emerson Electric Company                  X                             All          525,600
Gannett Company Inc.                      X                             All          561,700
Hewlett-Packard Company                   X                             All        2,034,500
Honeywell International Inc.              X                             All        2,061,800
Hughes Electronics Corporation            X                             All        6,168,400
Illinois Tool Works                       X                             All        1,533,300
Interpublic Group of Companies            X                             All        2,526,000
J.P. Morgan Chase & Company               X                             All        1,796,450
Johnson & Johnson                         X                             All          634,100
Kimberly-Clark Corporation                X                             All          850,700
Markel Corporation                        X                             All          268,105
Merck & Co. Inc.                          X                             All          974,600
Procter & Gamble Company                  X                             All          575,700
Rockwell Collins                          X                             All        1,241,300
Tribune Company                           X                             All        2,041,200
United Technologies Corporation           X                             All        1,340,600

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